UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2022

Date of reporting period:  October 31, 2021

Item 1. Reports to Stockholders.

(a)

Nuance Concentrated Value Fund

Investor Class Shares – NCAVX
Institutional Class Shares – NCVLX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2021

NUANCE CONCENTRATED VALUE FUND

October 31, 2021

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value. Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 25% of its assets in equity securities of foreign companies that are classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell 3000 Value Index. Clients may also be interested in comparing the Fund to the S&P 500 Index.

Average Annual Rates of Return as of October 31, 2021:

	6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception(1)
Institutional Class	-0.49%	21.79%	12.24%	10.18%	11.56%	10.45%
Russell 3000 Value Index(2)	5.33%	44.97%	13.85%	12.41%	12.79%	11.25%
S&P 500 Index(3)	10.91%	42.91%	21.48%	18.93%	16.21%	14.83%

	6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception(4)
Investor Class, no load	-0.65%	21.46%	11.94%	9.86%	11.26%	10.15%
Investor Class with load	-5.61%	15.37%	10.03%	8.74%	10.68%	9.60%
Russell 3000 Value Index(2)	5.33%	44.97%	13.85%	12.41%	12.79%	11.25%
S&P 500 Index(3)	10.91%	42.91%	21.48%	18.93%	16.21%	14.83%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-623

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay Fund operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, AFFE, leverage, interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class through at least August 28, 2022. Net Expense Ratios are as of the Fund’s most recent prospectus and are applicable to investors.

Institutional Class Gross Expense Ratio – 1.10%	Net Expense Ratio – 1.04%
Investor Class Gross Expense Ratio – 1.35%	Net Expense Ratio – 1.29%

(1)	May 31, 2011
(2)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(4)
July 31, 2012. Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for higher expenses applicable to Investor Class shares.

In terms of performance, since its inception on May 31, 2011 thru October 31, 2021, the Institutional Class is up 10.45 percent (annualized) versus its primary index – the Russell 3000 Value Index – up 11.25 percent (annualized) and the S&P 500 Index up 14.83 percent (annualized). For more perspective on our longer-term performance please refer to your prospectus. This Nuance Concentrated Value product has existed in a separate account form since November 13, 2008. While our Nuance Concentrated Value Fund underperformed the primary
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NUANCE CONCENTRATED VALUE FUND

benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term.  To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the down- side potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

The portfolio was mostly unchanged during the period from a sector exposure standpoint. The largest overweight positions, relative to the benchmark, remain the Health Care and Consumer Staples sectors. In the Health Care sector, we continue to believe that hospital patient volumes are still running below normal as the industry continues to recover from disruption associated with the Covid-19 pandemic. In our opinion, this has created opportunities within the Health Care Equipment & Supplies industry which makes up a large portion of our overweight position in the sector. Within the Consumer Staples sector, we are seeing opportunities primarily in the Personal Products, Household Products, and Food Products industries as we continue to believe Covid-19 is impacting select businesses. Our overweight in the Utilities sector is made up of exposure to the Water Utilities industry as we believe these companies are under-earning as the base returns on equity awarded by regulators have been pressured by the historically low interest rate environment. While we are underweight the Financials sector relative to the benchmark, it continues to make up a meaningful weight in the portfolio as we continue to find what we believe are attractive risk rewards primarily in the Insurance industry, in our view. We remain underweight the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight the Consumer Discretionary, Industrials, Communication Services, Materials, and Information Technology sectors primarily due to competitive uncertainty and valuation concerns.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.
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NUANCE CONCENTRATED VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2021

					Since
	1 Year	3 Years	5 Years	10 Years	Inception(1)
Investor Class (without sales load)	21.46%	11.94%	9.86%	11.26%	10.15%
Investor Class (with sales load)(2)	15.37%	10.03%	8.74%	10.68%	9.60%
Institutional Class	21.79%	12.24%	10.18%	11.56%	10.45%
Russell 3000 Value Index(3)	44.97%	13.85%	12.41%	12.79%	11.25%
S&P 500 Index(4)	42.91%	21.48%	18.93%	16.21%	14.83%

(1)
Period from Fund inception through October 31, 2021.  The Institutional Class shares commenced operations on May 31, 2011 and Investor Class shares commenced operations on July 31, 2012.  Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	Returns reflect a sales load of 5.00%.
(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.
(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S.  market for large capitalization stocks.  This Index cannot be invested in directly.

The following is expense information for the Nuance Concentrated Value Fund as disclosed in the Fund’s most recent prospectus dated August 27, 2021:

Investor Class Gross Expenses: 1.35%	Investor Class Net Expenses: 1.29%
Institutional Class Gross Expenses: 1.10%	Institutional Class Net Expenses: 1.04%
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NUANCE CONCENTRATED VALUE FUND

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 28, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.
4

NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
October 31, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 – October 31, 2021).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/21)	Value (10/31/21)	(5/1/21 to 10/31/21)
Investor Class
Actual(2)	$1,000.00	$ 993.50	$6.43
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.51

Institutional Class
Actual(2)	$1,000.00	$ 995.10	$5.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.24

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.28% and 1.03% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2021 of -0.65% and -0.49% for the Investor Class and Institutional Class, respectively.
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NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
October 31, 2021

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2021
(% of Net Assets)

Beiersdorf AG – ADR	8.5%
United Utilities Group PLC – ADR	7.1%
Travelers Companies, Inc.	6.8%
Smith & Nephew – ADR	6.8%
Equity Commonwealth	5.4%
ICU Medical, Inc.	5.0%
Sanderson Farms, Inc.	4.9%
Baxter International, Inc.	4.9%
Northern Trust Corp.	4.2%
Zimmer Biomet Holdings, Inc.	3.8%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt
6

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2021

	Shares	Value
COMMON STOCKS – 87.2%

Consumer Staples – 21.4%
Beiersdorf AG – ADR	1,966,417	$41,845,354
Cal-Maine Foods, Inc.	414,754	14,956,029
Henkel AG & Co. KGaA – ADR	450,643	9,477,022
Kimberly-Clark Corp.	116,379	15,069,917
Sanderson Farms, Inc.	128,203	24,288,058
		105,636,380

Financials – 18.0%
Chubb Ltd.	90,374	17,657,272
Everest Re Group, Ltd.	44,400	11,610,600
MetLife, Inc.	81,853	5,140,368
Northern Trust Corp.	167,068	20,556,047
Travelers Companies, Inc.	210,087	33,798,797
		88,763,084

Healthcare+ – 27.8%
Baxter International, Inc.	307,189	24,255,643
Becton, Dickinson & Co.	35,658	8,543,300
Dentsply Sirona, Inc.	122,368	7,000,673
ICU Medical, Inc.*	106,103	24,841,895
Johnson & Johnson	43,586	7,099,288
Smith & Nephew – ADR	959,722	33,350,340
Universal Health Services, Inc. – Class B	109,123	13,542,164
Zimmer Biomet Holdings, Inc.	131,789	18,861,642
		137,494,945

Industrials – 3.9%
3M Co.	37,394	6,681,560
Northrop Grumman Corp.	34,862	12,453,404
		19,134,964

Real Estate – 5.4%
Equity Commonwealth*	1,024,728	26,571,197

Utilities – 10.7%
SJW Group	271,686	17,909,541
United Utilities Group PLC – ADR	1,228,774	35,180,783
		53,090,324
Total Common Stocks
(Cost $385,371,712)		430,690,894

See Notes to the Financial Statements
7

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2021

	Shares	Value
SHORT-TERM INVESTMENT – 13.4%
First American Government Obligations Fund, Class X, 0.03%^
(Cost $66,154,383)	66,154,383	$66,154,383
Total Investments – 100.6%
(Cost $451,526,095)		496,845,277
Other Assets and Liabilities, Net – (0.6)%		(2,840,402)
Total Net Assets – 100.0%		$494,004,875

+
The Fund is significantly invested in this sector and therefore is subject to additional risks. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of October 31, 2021.
ADR – American Depositary Receipt

See Notes to the Financial Statements
8

NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2021

ASSETS:
Investments, at value
(cost $451,526,095)	$496,845,277
Receivable for capital shares sold	62,784
Dividends & interest receivable	145,499
Prepaid expenses	20,291
Total assets	497,073,851

LIABILITIES:
Payable for investment securities purchased	2,268,936
Payable for capital shares redeemed	299,581
Payable to investment adviser	352,494
Payable for fund services fees	69,462
Accrued distribution & shareholder service fees	47,159
Accrued expenses	31,344
Total liabilities	3,068,976

NET ASSETS	$494,004,875

NET ASSETS CONSIST OF:
Paid-in capital	$388,867,201
Total distributable earnings	105,137,674
Net Assets	$494,004,875

	Investor	Institutional
	Class	Class
Net Assets	$25,855,505	$468,149,370
Shares issued and outstanding(1)	1,615,574	29,224,508
Net asset value, redemption price and minimum offering price per share	$16.00	$16.02
Maximum offering price per share ($16.00/0.95)(2)	$16.84	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements
9

NUANCE CONCENTRATED VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2021

INVESTMENT INCOME:
Dividend income	$5,931,735
Less: Foreign taxes withheld	(243)
Interest income	10,842
Total investment income	5,942,334

EXPENSES:
Investment adviser fees (See Note 4)	2,183,460
Fund services fees (See Note 4)	140,430
Federal & state registration fees	27,210
Postage & printing fees	18,580
Audit fees	9,210
Trustee fees	8,223
Legal fees	3,496
Other	2,107
Insurance fees	1,927
Distribution & shareholder service fees (See Note 5):
Investor Class	54,230
Institutional Class	250,061
Total expenses before recoupment/waiver	2,698,934
Fee recoupment (See Note 4)	443
Less: waiver from investment adviser (See Note 4)	(19,644)
Net expenses	2,679,733

NET INVESTMENT INCOME	3,262,601

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	17,333,890
Net change in unrealized appreciation/depreciation on investments	(22,911,903)

Net realized and unrealized loss on investments	(5,578,013)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,315,412)

See Notes to the Financial Statements
10

NUANCE CONCENTRATED VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2021	Year Ended
	(Unaudited)	April 30, 2021
OPERATIONS:
Net investment income	$3,262,601	$2,088,246
Net realized gain on investments	17,333,890	77,042,453
Net change in unrealized appreciation/depreciation on investments	(22,911,903)	45,904,416
Net increase (decrease) in net assets resulting from operations	(2,315,412)	125,035,115

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,100,080	2,895,806
Proceeds from reinvestment of distributions	119,518	91,096
Payments for shares redeemed	(2,767,227)	(35,386,506)
Decrease in net assets resulting from Investor Class transactions	(1,547,629)	(32,399,604)
Institutional Class:
Proceeds from shares sold	30,547,890	133,179,326
Proceeds from reinvestment of distributions	2,497,449	2,336,952
Payments for shares redeemed	(47,687,578)	(142,893,368)
Decrease in net assets resulting
from Institutional Class transactions	(14,642,239)	(7,377,090)
Net decrease in net assets resulting
from capital share transactions	(16,189,868)	(39,776,694)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(121,854)	(109,388)
Institutional Class	(3,283,493)	(2,957,394)
Total distributions to shareholders	(3,405,347)	(3,066,782)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,910,627)	82,191,639

NET ASSETS:
Beginning of period	515,915,502	433,723,863
End of period	$494,004,875	$515,915,502

See Notes to the Financial Statements
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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	October 31, 2021	April 30,	April 30,	April 30,		April 30,	April 30,
	(Unaudited)	2021	2020	2019		2018	2017
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$16.18	$12.49	$14.17	$14.35		$14.41	$13.22

INVESTMENT OPERATIONS:
Net investment income	0.08	0.05	0.13	0.10		0.05	0.06
Net realized and unrealized
gain (loss) on investments	(0.19)	3.68	(0.70)	1.32		0.87	1.21
Total from investment operations	(0.11)	3.73	(0.57)	1.42		0.92	1.27

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.07)	(0.04)	(0.12)	(0.10)		(0.03)	(0.07)
Distributions from net realized gains	—	—	(0.99)	(1.50)		(0.95)	(0.01)
Total distributions	(0.07)	(0.04)	(1.11)	(1.60)		(0.98)	(0.08)

Net asset value, end of period	$16.00	$16.18	$12.49	$14.17		$14.35	$14.41

TOTAL RETURN(1)(2)	(0.65)%	29.96%	(5.02)%	11.76%		6.27%	9.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$25.9	$27.7	$52.4	$89.1		$98.9	$99.1

Ratio of expenses to
average net assets(3):
Before expense waiver/recoupment	1.33%	1.33%	1.34%	1.38%		1.36%	1.39%
After expense waiver/recoupment	1.28%	1.28%	1.28%	1.38	%(4)	1.36%	1.39%

Ratio of net investment income
to average net assets(3):
Before expense waiver/recoupment	0.98%	0.16%	0.84%	0.64%		0.31%	0.45%
After expense waiver/recoupment	1.03%	0.21%	0.90%	0.64%		0.31%	0.45%

Portfolio turnover rate(2)	20%	87%	130%	93%		151%	96%

(1)	Total return does not reflect sales charges.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	On April 30, 2019, the Adviser lowered the limit of annual operating expenses from 1.40% to 1.28% of average daily net assets.

See Notes to the Financial Statements
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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	October 31, 2021	April 30,	April 30,	April 30,		April 30,	April 30,
	(Unaudited)	2021	2020	2019		2018	2017
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$16.21	$12.53	$14.23	$14.39		$14.46	$13.25

INVESTMENT OPERATIONS:
Net investment income	0.10	0.07	0.16	0.14		0.10	0.11
Net realized and unrealized
gain (loss) on investments	(0.18)	3.71	(0.71)	1.34		0.86	1.22
Total from investment operations	(0.08)	3.78	(0.55)	1.48		0.96	1.33

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.11)	(0.10)	(0.16)	(0.14)		(0.08)	(0.11)
Distributions from net realized gains	—	—	(0.99)	(1.50)		(0.95)	(0.01)
Total distributions	(0.11)	(0.10)	(1.15)	(1.64)		(1.03)	(0.12)

Net asset value, end of period	$16.02	$16.21	$12.53	$14.23		$14.39	$14.46

TOTAL RETURN(1)	(0.49)%	30.30%	(4.85)%	12.14%		6.48%	10.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$468.1	$488.2	$381.3	$343.4		$476.8	$511.3

Ratio of expenses to
average net assets(2):
Before expense waiver/recoupment	1.03%	1.04%	1.05%	1.07%		1.06%	1.05%
After expense waiver/recoupment	1.03%	1.03%	1.03%	1.07	%(3)	1.06%	1.05%

Ratio of net investment income
to average net assets(2):
Before expense waiver/recoupment	1.28%	0.45%	1.13%	0.95%		0.62%	0.79%
After expense waiver/recoupment	1.28%	0.46%	1.15%	0.95%		0.62%	0.79%

Portfolio turnover rate(1)	20%	87%	130%	93%		151%	96%

(1)	Not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	On April 30, 2019, the Adviser lowered the limit of annual operating expenses from 1.15% to 1.03% of average daily net assets.

See Notes to the Financial Statements
13

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2021

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2021, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
14

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
15

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$430,690,894	$—	$—	$430,690,894
Short-Term Investment	66,154,383	—	—	66,154,383
Total Investments in Securities	$496,845,277	$—	$—	$496,845,277

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund's average daily net assets.

The Fund's Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.28% and 1.03% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. For the period ended October 31, 2021, the Adviser recouped expenses of $443 relating to fees waived in prior years. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2021 – April 2022	$141
May 2022 – April 2023	$126,629
May 2023 – April 2024	$83,078
May 2024 – October 2024	$19,644

16

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2021, are disclosed in the Statement of Operations as fund services fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended October 31, 2021, the Investor Class incurred expenses of $33,894 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services.   Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2021, the Investor and Institutional Class incurred $20,336 and $250,061, respectively, of shareholder servicing fees under the Agreement.
17

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Period Ended	Year Ended
	October 31, 2021	April 30, 2021
Investor Class :
Shares sold	67,749	204,659
Shares issued to holders in reinvestment of distributions	7,473	6,812
Shares redeemed	(170,412)	(2,699,418)
Net decrease in Investor Class shares	(95,190)	(2,487,947)
Institutional Class:
Shares sold	1,878,778	9,566,328
Shares issued to holders in reinvestment of distributions	155,695	176,002
Shares redeemed	(2,932,399)	(10,038,268)
Net decrease in Institutional Class shares	(897,926)	(295,938)
Net decrease in shares outstanding	(993,116)	(2,783,885)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2021, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$97,472,174	$86,889,445

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2021, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$71,937,821	$(12,881,048)	$59,056,773	$459,483,479

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2021, the Fund’s most recent fiscal year end, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Distributable
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$13,532,080	$38,269,580	$—	$59,056,773	$110,858,433

As of April 30, 2021, the Fund’s most recent fiscal year end, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2021, the Fund does not plant to defer any qualified later year losses.
18

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

The tax character of distributions paid during the period ended October 31, 2021, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$3,405,347	$—	$3,405,347

The tax character of distributions paid during the year ended April 30, 2021, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$3,066,782	$—	$3,066,782

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2021.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2021, Charles Schwab & Co., Inc. and National Financial Services, LLC, for the benefit of their customers, owned 37.96% and 40.41% of the Fund, respectively.

10.  GENERAL RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

11.  RECENT REGULATORY UPDATE

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which were effective January 19, 2021 and the Fund must comply with by January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or ‘fund-of-funds arrangements’. These regulatory changes may limit a Fund’s ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund's financial statements, if any.
19

NUANCE CONCENTRATED VALUE FUND

Liquidity Risk Management Discussion

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the Nuance Concentrated Value Fund (the “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Nuance Investments, LLC (“Nuance Investments”) as the administrator of the Program (the “Program Administrator”). Personnel of Nuance Investments or its affiliates conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period December 1, 2019, through December 31, 2020 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, Nuance Investments manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, Nuance Investments provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage the Fund’s liquidity risk and the Fund’s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT.

The Fund qualified as a “highly liquid” fund as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4.

The Report noted that the Fund did not have redemptions in-kind during the Reporting Period. The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.
20

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
October 31, 2021

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

21

 (This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their cable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-CV

Nuance Mid Cap Value Fund

Investor Class Shares – NMAVX
Z Class Shares – NMVZX
Institutional Class Shares – NMVLX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2021

NUANCE MID CAP VALUE FUND

October 31, 2021

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor. The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid-sized market capitalizations. The Adviser defines mid-capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (excluding short-term investments) falls between the range of the smallest and largest members of the Russell Mid Cap Index (defined using a trailing 12 month average of the smallest and largest members on a month to month basis). Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 15% of its assets in equity securities of foreign companies that are classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell Midcap Value Index. Clients may also be interested in comparing the Fund to the S&P 500 Index.

Average Annual Rates of Return as of October 31, 2021:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	-0.47%	22.45%	13.48%	12.63%	10.36%
Russell Midcap Value Index(2)	5.08%	48.60%	15.03%	12.30%	10.36%
S&P 500 Index(3)	10.91%	42.91%	21.48%	18.93%	14.57%

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class, no load	-0.67%	22.11%	13.18%	12.34%	10.08%
Investor Class with load	-5.65%	16.00%	11.27%	11.19%	9.35%
Russell Midcap Value Index(2)	5.08%	48.60%	15.03%	12.30%	10.36%
S&P 500 Index(3)	10.91%	42.91%	21.48%	18.93%	14.57%

	6 Months	1 Year	3 Year	5 Year	Since Inception(4)
Z Share Class	-0.43%	22.61%	13.67%	12.78%	10.46%
Russell Mid Cap Value Index(2)	5.08%	48.60%	15.03%	12.30%	10.36%
S&P 500 Index(3)	10.91%	42.91%	21.48%	18.93%	14.57%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Investor Class performance data shown reflects both performance with the maximum sales charge of  5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage/borrowing, interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.18% of the average daily

NUANCE MID CAP VALUE FUND

net assets of the Investor Class, 0.93% of the average daily net assets of the Institutional Class, and 0.78% of the average daily net assets of the Z Class through at least August 28, 2022. Net Expense Ratios are as of the Fund’s most recent prospectus and are applicable to investors.

Institutional Class Gross Expense Ratio – 0.99%	Net Expense Ratio – 0.94%
Investor Class Gross Expense Ratio – 1.24%	Net Expense Ratio – 1.19%
Z Class Gross Expense Ratio – 0.84%	Net Expense Ratio – 0.79%

(1)	December 31, 2013
(2)	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.
(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(4)
May 8, 2017. Performance Shown for the Z Class prior to the inception of the Z Class is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Z Class shares.

In terms of performance, since its inception on December 31, 2013 through October 31, 2021, the Institutional Class is up 10.36 percent (annualized) versus its primary index –the Russell Mid Cap Value Index – up 10.36 percent and the S&P 500 Index up 14.57 percent. For more perspective on our long term performance, please refer to your prospectus. The Nuance Mid Cap Value product has existed in a separate account form since November 3, 2008. While our Nuance Mid Cap Value Fund underperformed the benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the downside potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

The portfolio was mostly unchanged during the period from a sector exposure standpoint. The largest overweight positions, relative to the benchmark, remain the Health Care and Consumer Staples sectors. In the Health Care sector, we continue to believe that hospital patient volumes are still running below normal as the industry continues to recover from disruption associated with the Covid-19 pandemic. In our opinion, this has created opportunities within the Health Care Equipment & Supplies industry which makes up a large portion of our overweight position in the sector. Within the Consumer Staples sector, we are seeing opportunities primarily in the Personal Products, Household Products, and Food Products industries as we continue to believe Covid-19 is impacting select businesses. The Financials sector continues to be the largest absolute weight in the portfolio as we continue to find attractive risk rewards primarily in the Insurance industry, in our view. Our overweight in the Utilities sector is primarily made up of exposure to the Water Utilities industry as we believe these companies are

NUANCE MID CAP VALUE FUND

under-earning as the base returns on equity awarded by regulators have been pressured by the historically low interest rate environment. We remain underweight the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight the Consumer Discretionary, Industrials, Communication Services, Materials, and Information Technology sectors primarily due to competitive uncertainty and valuation concerns.

Thank you for your interest and your continued support.

Scott Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

Past performance does not guarantee future results.

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.

Cash Flow is a revenue or expense stream that changes an account over a given period.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments is the advisor to the Nuance Mid Cap Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE MID CAP VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2021

				Since
	1 Year	3 Year	5 Year	Inception(1)
Investor Class (without sales load)	22.11%	13.18%	12.34%	10.08%
Investor Class (with sales load)(2)	16.00%	11.27%	11.19%	9.35%
Z Class	22.61%	13.67%	12.78%	10.46%
Institutional Class	22.45%	13.48%	12.63%	10.36%
Russell Midcap Value Index(3)	48.60%	15.03%	12.30%	10.36%
S&P 500 Index(4)	42.91%	21.48%	18.93%	14.57%

(1)
Period from Fund inception through October 31, 2021.  The Investor Class and Institutional Class commenced operations on December 31, 2013 and Z Class shares commenced operations on May 8, 2017.  Performance Shown for the Z Class prior to the inception of the Z Class is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Z Class shares.

(2)	Returns reflects a sales load of 5.00%.
(3)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

NUANCE MID CAP VALUE FUND

The following is expense information for the Nuance Mid Cap Value Fund as disclosed in the Fund’s most recent prospectus dated August 27, 2021:

Investor Class Gross Expense Ratio – 1.24%	Net Expense Ratio – 1.19%
Z Class Gross Expense Ratio – 0.84%	Net Expense Ratio – 0.79%
Institutional Class Gross Expense Ratio – 0.99%	Net Expense Ratio – 0.94%

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.93% of the average daily net assets of the Institutional Class and 0.78% of the average daily net assets of the Z Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 28, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with consent of the Board.

NUANCE MID CAP VALUE FUND

Expense Example (Unaudited)
October 31, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period  (May 1, 2021 – October 31, 2021).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/21)	Value (10/31/21)	(5/1/21 to 10/31/21)
Investor Class
Actual(2)	$1,000.00	$ 993.30	$5.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.26	$6.01

Z Class
Actual(2)	$1,000.00	$ 995.70	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97

Institutional Class
Actual(2)	$1,000.00	$ 995.30	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.18%, 0.78% and 0.88% for the Investor Class, Z Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2021 of -0.67%, -0.43% and -0.47% for the Investor Class, Z Class and Institutional Class, respectively.

NUANCE MID CAP VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
October 31, 2021

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2021
(% of Net Assets)

Travelers Companies, Inc.	5.8%
Beiersdorf AG – ADR	5.3%
Equity Commonwealth	5.0%
Sanderson Farms, Inc.	4.9%
Baxter International, Inc.	4.7%
Smith & Nephew – ADR	4.5%
United Utilities Group PLC – ADR	3.9%
Becton Dickinson and Co., Series A, 6.000%, 6/1/2023	3.9%
ICU Medical, Inc.	3.9%
Northern Trust Corp.	3.6%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2021

	Shares	Value
COMMON STOCKS – 85.6%

Consumer Staples – 18.3%
Beiersdorf AG – ADR	9,146,279	$194,632,817
Brown-Forman Corp. – Class B	123,468	8,382,243
Calavo Growers, Inc.	686,969	27,616,154
Cal-Maine Foods, Inc. (a)	2,735,496	98,641,986
Clorox Co.	59,680	9,728,437
Henkel AG & Co. KGaA – ADR	1,268,642	26,679,541
Kimberly-Clark Corp.	855,916	110,832,563
Mission Produce, Inc.*	946,467	17,973,408
Sanderson Farms, Inc.	953,818	180,700,820
		675,187,969

Financials# – 23.1%
Alleghany Corp.*	85,753	55,857,789
Chubb Ltd.	452,819	88,471,776
Everest Re Group, Ltd.	486,121	127,120,641
Hartford Financial Services Group Inc.	529,671	38,628,906
Independent Bank Corp.	119,237	10,075,526
MetLife, Inc.	589,472	37,018,842
Northern Trust Corp.	1,076,778	132,486,765
Reinsurance Group of America, Inc.	288,632	34,081,667
TowneBank	347,926	10,966,628
Travelers Companies, Inc.	1,325,650	213,270,572
UMB Financial Corp.	273,000	26,977,860
Valley National Bancorp	2,058,228	27,292,103
W.R. Berkley Corp.	608,708	48,453,157
		850,702,232

Healthcare – 18.6%
Baxter International, Inc.	2,185,732	172,585,399
Bioventus, Inc.*	694,152	10,481,695
Dentsply Sirona, Inc.	631,058	36,102,828
ICU Medical, Inc.*	616,665	144,379,776
Intersect ENT, Inc.*	278,201	7,503,081
Smith & Nephew – ADR	4,817,049	167,392,453
Universal Health Services, Inc. – Class B	493,945	61,298,575
Zimmer Biomet Holdings, Inc.	602,370	86,211,194
		685,955,001

Industrials – 3.7%
Aerojet Rocketdyne Holdings, Inc.	658,789	28,993,304
Mueller Water Products, Inc. – Class A	2,339,115	38,384,877

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2021

	Shares	Value

Industrials – 3.7% (Continued)
Northrop Grumman Corp.	144,799	$51,725,099
Werner Enterprises, Inc.	340,226	15,419,042
		134,522,322

Information Technology – 1.5%
Amphenol Corp. – Class A	735,924	56,496,886

Materials – 0.5%
AptarGroup, Inc.	73,179	8,838,560
GCP Applied Technologies Inc.*	403,623	9,125,916
		17,964,476

Real Estate – 9.4%
Boston Properties, Inc.	85,231	9,685,651
Cousins Properties, Inc.	994,923	39,408,900
Equity Commonwealth (a)*	7,122,184	184,678,231
Healthcare Realty Trust, Inc.	2,868,149	94,821,006
Monmouth Real Estate Investment Corp. – Class A	1,018,778	19,203,965
		347,797,753

Utilities – 10.5%
Avista Corp.	1,601,062	63,738,278
California Water Service Group	560,229	34,106,741
Essential Utilities, Inc.	597,085	28,104,791
IDACORP, Inc.	90,628	9,454,313
SJW Group (a)	1,602,943	105,666,003
United Utilities Group PLC – ADR	5,075,672	145,320,550
		386,390,676
Total Common Stocks
(Cost $2,848,345,645)		3,155,017,315

CONVERTIBLE PREFERRED STOCKS – 5.8%

Healthcare – 3.9%
Becton Dickinson and Co., Series A, 6.000%, 6/1/2023	2,751,809	144,745,153

Utilities – 1.9%
Essential Utilities, Inc., 6.000%, 4/30/2022	1,204,850	69,592,136
Total Convertible Preferred Stocks
(Cost $209,979,977)		214,337,289

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2021

	Shares	Value

PREFERRED STOCKS – 2.8%

Financials# – 2.8%
MetLife, Inc., Series E, 5.625% (Call 06/15/2023 @ $25.00)	241,509	$6,588,366
MetLife, Inc., Series F, 4.750% (Call 03/15/2025 @ $25.00)	675,362	18,126,716
US Bancorp, Series B, 3.500% (Call 11/29/2021 @ $25.00)	2,621,919	64,761,399
US Bancorp, Series F, 6.500% (Call 01/15/2022 @ $25.00)	487,494	12,372,598
(Cost $98,364,650)		101,849,079

SHORT-TERM INVESTMENT – 5.7%
First American Government Obligations Fund, Class X, 0.03%^
(Cost $211,103,901)	211,103,901	211,103,901
Total Investments – 99.9%
(Cost $3,367,794,173)		3,682,307,584
Other Assets and Liabilities, Net – 0.1%		5,315,076
Total Net Assets – 100.0%		$3,687,622,660

(a)	Represents an affiliated company as defined by the Investment Company Act of 1940.
*	Non-income producing security.
#
The Fund is significantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of October 31, 2021.
ADR – American Depositary Receipt

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2021

ASSETS:
Investments, at value
Unaffiliated Investments (cost $2,939,068,798)	$3,293,321,364
Affiliated Investments (cost $428,725,375)	388,986,220
Cash	903,637
Receivable for investment securities sold	2,841,407
Receivable for capital shares sold	6,812,781
Dividends and interest receivable	645,868
Prepaid expenses	50,044
Total assets	3,693,561,321

LIABILITIES:
Payable for investment securities purchased	951,918
Payable for capital shares redeemed	1,977,467
Payable to investment adviser	2,343,307
Payable for fund services fees	522,724
Accrued distribution & shareholder service fees	111,048
Accrued expenses	32,197
Total liabilities	5,938,661

NET ASSETS	$3,687,622,660

NET ASSETS CONSIST OF:
Paid-in capital	$3,021,823,791
Total distributable earnings	665,798,869
Net Assets	$3,687,622,660

	Investor		Institutional
	Class	Z Class	Class
Net assets	$89,945,033	$426,161,353	$3,171,516,274
Shares issued and outstanding(1)	5,913,609	27,930,309	208,678,102
Net asset value, redemption price
and minimum offering price per share	$15.21	$15.26	$15.20
Maximum offering price per share ($15.21/0.95)(2)	$16.01	N/A	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2021

INVESTMENT INCOME:
Dividend income from unaffiliated common stock	$36,694,405
Dividend income from affiliated common stock	1,085,523
Less: Foreign taxes withheld	(2,298)
Interest income	38,345
Total investment income	37,815,975

EXPENSES:
Investment adviser fees (See Note 4)	14,451,219
Fund services fees (See Note 4)	1,058,537
Federal & state registration fees	146,337
Postage & printing fees	78,404
Audit fees	9,487
Insurance fees	8,551
Trustee fees	8,223
Other	5,878
Legal fees	3,496
Distribution & shareholder service fees (See Note 5):
Investor Class	214,166
Institutional Class	1,079,161
Total expenses before waiver/recoupment	17,063,459
Fee recoupment (See Note 4)	5,433
Less: waiver from investment adviser (See Note 4)	(103,143)
Net expenses	16,965,749

NET INVESTMENT INCOME	20,850,226

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on unaffiliated investments	145,981,385
Net realized loss on affiliated investments	(549,109)
Net change in unrealized appreciation/depreciation on unaffiliated investments	(162,056,792)
Net change in unrealized appreciation/depreciation on affiliated investments	(23,154,801)

Net realized and unrealized loss on investments	(39,779,317)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,929,091)

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2021	Year Ended
	(Unaudited)	April 30, 2021
OPERATIONS:
Net investment income	$20,850,226	$23,013,574
Net realized gain on investments	145,981,385	297,676,892
Net realized gain (loss) on affiliated investments	(549,109)	20,117,180
Net change in unrealized appreciation/depreciation
on unaffiliated investments	(162,056,792)	468,735,667
Net change in unrealized appreciation/depreciation
on affiliated investments	(23,154,801)	(22,134,031)
Net increase (decrease) in net assets resulting from operations	(18,929,091)	787,409,282

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	17,690,586	48,716,201
Proceeds from reinvestment of distributions	318,915	520,042
Payments for shares redeemed	(44,371,963)	(52,702,064)
Decrease in net assets resulting from Investor Class transactions	(26,362,462)	(3,465,821)
Z Class:
Proceeds from shares sold	50,599,572	264,133,186
Proceeds from reinvestment of distributions	1,252,932	1,273,637
Payments for redemption-in-kind	—	(45,406,057)
Payments for shares redeemed	(30,529,009)	(146,093,119)
Increase in net assets resulting from Z Class transactions	21,323,495	73,907,647
Institutional Class:
Proceeds from shares sold	430,729,101	1,732,753,168
Proceeds from reinvestment of distributions	16,335,785	17,113,222
Payments for shares redeemed	(525,013,462)	(597,764,466)
Increase (Decrease) in net assets resulting
from Institutional Class transactions	(77,948,576)	1,152,101,924
Net increase (decrease) in net assets resulting
from capital share transactions	(82,987,543)	1,222,543,750

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(320,059)	(522,118)
Z Class	(2,605,107)	(2,765,090)
Institutional Class	(18,541,175)	(18,944,603)
Total distributions to shareholders	(21,466,341)	(22,231,811)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(123,382,975)	1,987,721,221

NET ASSETS:
Beginning of period	3,811,005,635	1,823,284,414
End of period	$3,687,622,660	$3,811,005,635

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2021	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Investor Class
PER SHARE DATA:
Net asset value, beginning of period	$15.36	$11.81	$12.80	$12.33	$12.09	$10.72

INVESTMENT OPERATIONS:
Net investment income	0.07	0.07	0.12	0.11	0.08	0.05
Net realized and unrealized
gain (loss) on investments	(0.17)	3.55	(0.30)	1.15	1.03	1.53
Total from investment operations	(0.10)	3.62	(0.18)	1.26	1.11	1.58

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.05)	(0.07)	(0.14)	(0.10)	(0.05)	(0.05)
Distributions from net realized gains	—	—	(0.67)	(0.69)	(0.82)	(0.16)
Total distributions	(0.05)	(0.07)	(0.81)	(0.79)	(0.87)	(0.21)

Net asset value, end of period	$15.21	$15.36	$11.81	$12.80	$12.33	$12.09

TOTAL RETURN(1)(2)	(0.67)%	30.77%	(2.12)%	11.33%	9.10%	14.84%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$89.9	$117.1	$94.3	$36.3	$26.9	$19.0

Ratio of expenses to average net assets(3):
Before expense waiver/recoupment	1.22%	1.23%	1.24%	1.27%	1.31%	1.41%
After expense waiver/recoupment	1.18%	1.18%	1.18%	1.18%	1.18%	1.27%

Ratio of net investment income
to average net assets(3):
Before expense waiver/recoupment	0.74%	0.48%	0.96%	0.86%	0.50%	0.32%
After expense waiver/recoupment	0.78%	0.53%	1.02%	0.95%	0.63%	0.46%

Portfolio turnover rate(2)	19%	76%	124%	99%	152%	124%

(1)	Total return does not reflect sales charges.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended				For the Period
	October 31, 2021	Year Ended	Year Ended	Year Ended	Inception through
	(Unaudited)	April 30, 2021	April 30, 2020	April 30, 2019	April 30, 2018(1)
Z Class

PER SHARE DATA:
Net asset value,
beginning of period	$15.42	$11.84	$12.83	$12.37	$12.14

INVESTMENT OPERATIONS:
Net investment income	0.09	0.12	0.18	0.16	0.11
Net realized and unrealized
gain (loss) on investments	(0.16)	3.57	(0.32)	1.14	1.03
Total from investment operations	(0.07)	3.69	(0.14)	1.30	1.14

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.09)	(0.11)	(0.18)	(0.15)	(0.09)
Distributions from
net realized gains	—	—	(0.67)	(0.69)	(0.82)
Total distributions	(0.09)	(0.11)	(0.85)	(0.84)	(0.91)

Net asset value, end of period	$15.26	$15.42	$11.84	$12.83	$12.37

TOTAL RETURN(2)	(0.43)%	31.34%	(1.78)%	11.73%	9.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$426.2	$409.5	$254.2	$130.9	$42.7

Ratio of expenses to
average net assets(3):
Before expense waiver/recoupment	0.82%	0.83%	0.84%	0.88%	0.91%
After expense waiver/recoupment	0.78%	0.78%	0.78%	0.78%	0.78%

Ratio of net investment income
to average net assets(3):
Before expense waiver/recoupment	1.14%	0.88%	1.36%	1.25%	0.94%
After expense waiver/recoupment	1.18%	0.93%	1.42%	1.35%	1.07%

Portfolio turnover rate(2)	19%	76%	124%	99%	152%

(1)	Inception date of the Z Class was May 8, 2017.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2021	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$15.36	$11.81	$12.80	$12.35	$12.12	$10.74

INVESTMENT OPERATIONS:
Net investment income	0.09	0.10	0.17	0.14	0.11	0.08
Net realized and unrealized
gain (loss) on investments	(0.16)	3.55	(0.31)	1.14	1.03	1.54
Total from investment operations	(0.07)	3.65	(0.14)	1.28	1.14	1.62

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.09)	(0.10)	(0.18)	(0.14)	(0.09)	(0.08)
Distributions from net realized gains	—	—	(0.67)	(0.69)	(0.82)	(0.16)
Total distributions	(0.09)	(0.10)	(0.85)	(0.83)	(0.91)	(0.24)

Net asset value, end of period	$15.20	$15.36	$11.81	$12.80	$12.35	$12.12

TOTAL RETURN(1)	(0.47)%	31.09%	(1.85)%	11.57%	9.32%	15.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$3,171.5	$3,284.4	$1,474.8	$952.0	$463.7	$284.9

Ratio of expenses to average net assets(2):
Before expense waiver/recoupment	0.88%	0.91%	0.92%	0.95%	0.99%	1.09%
After expense waiver/recoupment	0.88%	0.92%	0.93%	0.93%	0.93%	1.00%

Ratio of net investment income
to average net assets(2):
Before expense waiver/recoupment	1.08%	0.80%	1.29%	1.18%	0.82%	0.64%
After expense waiver/recoupment	1.08%	0.79%	1.28%	1.20%	0.88%	0.73%

Portfolio turnover rate(1)	19%	76%	124%	99%	152%	124%

(1)	Not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2021

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers three classes, the Investor Class, the Institutional Class and the Z Class.  Investor Class shares may be subject to a front-end sales charge of up to 5.00%. Investor Class shares are subject to a 0.25% of average daily net assets of distribution and servicing fee and Investor Class and Institutional Class shares are subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2021, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for Investor and Institutional shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,155,017,315	$—	$—	$3,155,017,315
Convertible Preferred Stocks	214,337,289	—	—	214,337,289
Preferred Stocks	101,849,079	—	—	101,849,079
Short-Term Investment	211,103,901	—	—	211,103,901
Total Investments in Securities	$3,682,307,584	$—	$—	$3,682,307,584

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund's average daily net assets.

The Fund's Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.18%, 0.78% and 0.93% of average daily net assets of the Fund’s Investor Class, Z Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.  For the period ended October 31, 2021, the Adviser recouped expenses of $5,433 relating to fees waived in prior years. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2021 – April 2022	$54,861
May 2022 – April 2023	$155,706
May 2023 – April 2024	$208,199
May 2024 – October 2024	$97,710

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2021, are disclosed in the Statement of Operations as fund services fees.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2021, the Investor Class incurred expenses of $133,854 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services.   The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2021, the Investor and Institutional Class incurred $80,312 and $1,079,161, respectively, of shareholder servicing fees under the Agreement.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Period Ended	Year Ended
	October 31, 2021	April 30, 2021
Investor Class:
Shares sold	1,154,144	3,635,329
Shares issued to holders in reinvestment of distributions	21,016	40,197
Shares redeemed	(2,885,119)	(4,038,529)
Net decrease in Investor Class shares	(1,709,959)	(363,003)
Z Class:
Shares sold	3,281,250	19,738,682
Shares issued to holders in reinvestment of distributions	82,330	98,253
Shares redeemed-in-kind	—	(3,164,185)
Shares redeemed	(1,989,706)	(11,580,213)
Net increase in Z Class shares	1,373,874	5,092,537
Institutional Class:
Shares sold	28,090,277	131,687,305
Shares issued to holders in reinvestment of distributions	1,077,670	1,323,270
Shares redeemed	(34,286,119)	(44,102,193)
Net increase (decrease) in Institutional Class shares	(5,118,172)	88,908,382
Net increase (decrease) in shares outstanding	(5,454,257)	93,637,916

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2021, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$735,400,534	$659,904,845

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2021, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$536,468,412	$(73,288,465)	$463,179,947	$3,318,302,207

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2021, the Fund’s most recent fiscal year end, components of distributed earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Distributable
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$102,789,285	$140,225,069	$—	$463,179,947	$706,194,301

As of April 30, 2021, the Fund’s most recent fiscal year end, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended April 30, 2021, the Fund does not plan to defer any qualified later year losses.

The tax character of distributions paid during the six months ended October 31, 2021, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$21,466,341	$—	$21,466,341

The tax character of distributions paid during the year ended April 30, 2021, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$22,231,811	$—	$22,231,811

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2021.

9.  GENERAL RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

10.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the period ended October 31, 2021 with affiliated companies as so defined:

	Beginning Value	Additions	Reductions	Ending Value
Cal-Maine Foods, Inc.	$102,198,131	$—	$—	$98,641,986
Equity Commonwealth	208,540,771	4,865,911	(7,900,178)	184,678,231
SJW Group	103,525,475	2,148,102	(688,083)	105,666,003

				Change in
				Unrealized
	Dividend	Return of	Realized	Appreciation/
	Income	Capital	Gain (Loss)	Depreciation
Cal-Maine Foods, Inc.	$—	$—	$—	$(3,556,145)
Equity Commonwealth	—	—	(518,277)	(20,309,997)
SJW Group	1,085,524	—	(30,832)	711,341
	$1,085,524	$—	$(549,109)	$(23,154,801)

11.  RECENT REGULATORY UPDATE

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which were effective January 19, 2021 and the Fund must comply with by January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or ‘fund-of-funds arrangements’. These regulatory changes may limit a Fund’s ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund's financial statements, if any.

NUANCE MID CAP VALUE FUND

Liquidity Risk Management Discussion

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the Nuance Mid Cap Value Fund (the “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Nuance Investments, LLC (“Nuance Investments”) as the administrator of the Program (the “Program Administrator”). Personnel of Nuance Investments or its affiliates conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period December 1, 2019, through December 31, 2020 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, Nuance Investments manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, Nuance Investments provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage the Fund’s liquidity risk and the Fund’s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT.

The Fund qualified as a “highly liquid” fund as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4.

The Report noted that the Fund did not have redemptions in-kind during the Reporting Period. The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited)
October 31, 2021

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form

N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

 (This Page Intentionally Left Blank.)

NUANCE MID CAP VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-MCV

Nuance Concentrated Value Long-Short Fund

Investor Class Shares – NCLIX
Institutional Class Shares – NCLSX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2021

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

October 31, 2021

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Long-Short Fund (the “Fund”). The Fund seeks long-term capital appreciation by taking long positions in securities priced below, and short positions in securities priced above, our internal view of their estimated intrinsic value. The Fund will typically maintain 15-35 long positions and up to 50 short positions. The primary benchmark for the Fund is the S&P 500 Index.

Average Annual Rates of Return as of October 31, 2021:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	-7.22%	-6.39%	1.75%	1.65%	3.31%
S&P 500 Index(2)	10.91%	42.91%	21.48%	18.93%	17.15%

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class	-7.33%	-6.57%	1.50%	1.37%	3.02%
S&P 500 Index(2)	10.91%	42.91%	21.48%	18.93%	17.15%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class through at least August 28, 2022. Net Expense Ratios are as of the Fund’s most recent prospectus and are applicable to investors.

Institutional Class Gross Expense Ratio – 3.45%	Net Expense Ratio – 3.43%
Investor Class Gross Expense Ratio – 3.70%	Net Expense Ratio – 3.68%

(1)	December 31, 2015
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2015 through October 31, 2021, the Institutional Class is up 3.31 percent (annualized) versus its primary index –the S&P 500 Index – up 17.15 percent. While our Nuance Concentrated Value Long Short Fund underperformed the benchmark over the 1 year and 6-month time horizons, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long-term. To do this, we focus our attention on studying one company at a time using the Nuance approach.
1

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Nuance employs a bottoms-up stock selection process that emphasizes one stock at a time valuation and fundamental work. Sector/industry weightings are a fallout primarily of the emphasis of the team to optimize the risk versus reward profile of the portfolio. We would note that often specific events will result in an entire industry or sector being out of favor and thus showing positively skewed risk versus rewards. During those periods, we are likely to be overweight those areas. The reverse is also true and certain sectors or industries can become overvalued at the same time. During those periods we would be underweight. Those decisions are made as a direct result of the time-tested process of studying valuations for leading business franchises one stock at a time as opposed to a top-down view of a space.

The Investment Team believed the investment opportunity set continued to be skewed to the short side of the Fund’s investment portfolio at the end of October 2021. As of October 31, 2021, the median company in the Nuance proprietary long universe, which consists of companies we view as sub-industry leaders, was trading at just over a 35 percent premium to what we would consider fair value. Said another way, our long universe appeared to be overvalued by roughly 35 percent on average based on our internal estimates. Additionally, according to our company-by-company valuation work, the same universe had roughly 70 percent downside potential. This implies that if our list of leading companies were all to trade down to their historic trough valuation multiples, the average stock in our long universe could decline by around 70 percent.

On the long side of the portfolio, the Investment Team believes attractive long equity investments with reasonable risk rewards were still available as of October 31, 2021, although we considered many of the stocks in our Nuance long universe to be overvalued. Sub-industries we believed were underearning and undervalued included Health Care Equipment & Supplies, Property and Casualty Insurance, Water Utilities, and Personal Products -- all areas of the economy that have been negatively affected by the Covid-19 pandemic. On the short side of the portfolio, the Investment Team thought overvaluation remained widespread and that attractive short investment opportunities could be found in many sectors of the economy including Homebuilding, Railroads, Automotive Retail, and Industrial Machinery.

Thank you for your interest and your continued support.

Chad Baumler, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Short sale of securities involves unlimited risk including the possibility that losses may exceed the original amount invested. However, a mutual fund investor’s risk is limited to one’s amount of investment in a mutual fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments is the advisor to the Nuance Concentrated Value Long-Short Fund which is distributed by Quasar Distributors, LLC.
2

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2021

				Since
	1 Year	3 Year	5 Year	Inception(1)
Investor Class	-6.57%	1.50%	1.37%	3.02%
Institutional Class	-6.39%	1.75%	1.65%	3.31%
S&P 500 Index(2)	42.91%	21.48%	18.93%	17.15%

(1)	December 31, 2015.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

The following is expense information for the Nuance Concentrated Value Long-Short Fund as disclosed in the Fund’s most recent prospectus dated August 27, 2021:

Institutional Class Gross Expense Ratio – 3.45%	Net Expense Ratio – 3.43%
Investor Class Gross Expense Ratio – 3.70%	Net Expense Ratio – 3.68%
3

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 28, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with consent of the Board.
4

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Expense Example (Unaudited)
October 31, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 – October 31, 2021).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/21)	Value (10/31/21)	(5/1/21 to 10/31/21)
Investor Class
Actual(2)(3)	$1,000.00	$ 926.70	$17.19
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,007.36	$17.91

Institutional Class
Actual(2)(3)	$1,000.00	$ 927.80	$15.94
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,008.67	$16.61

(1)
Expenses are equal to the Fund’s annualized expense ratio for the six-month period  of 3.54% and 3.28% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period of -7.33% and -7.22% for the Investor Class and Institutional Class, respectively.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $7.53 and $6.32 for the Investor Class and Institutional Class, respectively.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $7.88 and $6.61 for the Investor Class and Institutional Class, respectively.

5

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Allocation of Portfolio(1)(2) (% of Net Assets) (Unaudited)
October 31, 2021

Top Ten Long Equity Positions(1)(2) (Unaudited)
as of October 31, 2021 (% of Net Assets)

Beiersdorf AG – ADR	8.2%
United Utilities Group PLC – ADR	7.0%
Smith & Nephew – ADR	6.7%
Travelers Companies, Inc.	6.5%
Equity Commonwealth	5.4%
ICU Medical, Inc.	5.1%
Baxter International, Inc.	4.9%
Sanderson Farms, Inc.	4.8%
Northern Trust Corp.	4.8%
SJW Group	4.0%

Top Five Short Positions(2) (Unaudited)
as of October 31, 2021 (% of Net Assets)

Union Pacific Corp.	-4.1%
Illinois Tool Works, Inc.	-4.1%
Sherwin-Williams Co.	-4.1%
Home Depot, Inc.	-4.0%
Prologis, Inc.	-4.0%

(1)	Excludes short positions.
(2)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt

6

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited)
October 31, 2021

	Shares	Value
COMMON STOCKS – 86.0%

Consumer Staples – 21.0%
Beiersdorf AG – ADR (a)	543,785	$11,571,745
Cal-Maine Foods, Inc. (a)	114,357	4,123,713
Henkel AG & Co. KGaA – ADR (a)	137,271	2,886,809
Kimberly-Clark Corp. (a)	33,065	4,281,587
Sanderson Farms, Inc. (a)	35,793	6,780,984
		29,644,838

Financials – 17.3%
Chubb Ltd. – ADR (a)	24,756	4,836,827
Everest Re Group, Ltd. – ADR (a)	12,677	3,315,036
MetLife, Inc. (a)	22,184	1,393,155
Northern Trust Corp. (a)	46,087	5,670,545
Travelers Companies, Inc. (a)	56,999	9,169,999
		24,385,562

Healthcare+ – 27.9%
Baxter International, Inc. (a)	87,137	6,880,337
Becton, Dickinson & Co. (a)	10,135	2,428,245
Dentsply Sirona, Inc. (a)	38,131	2,181,474
ICU Medical, Inc. (a)*	30,847	7,222,208
Johnson & Johnson (a)	13,135	2,139,429
Smith & Nephew – ADR (a)	272,036	9,453,251
Universal Health Services, Inc. – Class B (a)	30,971	3,843,501
Zimmer Biomet Holdings, Inc. (a)	35,755	5,117,256
		39,265,701

Industrials – 3.7%
3M Co. (a)	11,837	2,115,035
Northrop Grumman Corp. (a)	8,822	3,151,395
		5,266,430

Real Estate – 5.4%
Equity Commonwealth (a)*	295,072	7,651,217

Utilities – 10.7%
SJW Group (a)	78,362	5,165,623
United Utilities Group PLC – ADR (a)	346,300	9,914,846
		15,080,469
Total Common Stocks
(Cost $111,979,392)		121,294,217

See Notes to the Financial Statements
7

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2021

	Shares	Value
SHORT-TERM INVESTMENT – 13.3%
First American Government Obligations Fund, , Class X, 0.03% (a)^
(Cost $18,743,290)	18,743,290	$18,743,290
Total Investments – 99.3%
(Cost $130,722,682)		140,037,507
Other Assets and Liabilities, Net – 0.7%		916,235
Total Net Assets – 100.0%		$140,953,742

(a)	All or a portion of this security is designated as collateral for securities sold short. As of October 31, 2021, the value of the collateral was $140,037,507.
+
The Fund is significantly invested in this sector and therefore is subject to additional risks. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of October 31, 2021.
ADR – American Depositary Receipt

See Notes to the Financial Statements
8

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited)
October 31, 2021

	Shares	Value
COMMON STOCKS – 99.8%

Communication Services – 0.8%
Charter Communications, Inc. – Class A*	1,571	$1,060,252

Consumer Discretionary – 21.1%
AutoZone, Inc.*	1,148	2,048,996
Cintas Corp.	6,022	2,608,128
D.R. Horton, Inc.	52,729	4,707,118
Home Depot, Inc.	15,114	5,618,478
Lennar Corp. – Class A	50,628	5,059,256
Lowe’s Companies, Inc.	9,151	2,139,687
McDonald’s Corp.	4,444	1,091,224
O’Reilly Automotive, Inc.*	8,602	5,353,197
Yum Brands, Inc.	8,835	1,103,845
		29,729,929

Consumer Staples – 4.3%
Alimentation Couche-Tard, Inc. – Class B	24,135	903,856
Costco Wholesale Corp.	5,085	2,499,481
Dollar General Corp.	12,104	2,681,278
		6,084,615

Energy – 3.9%
Canadian Natural Resources Ltd.	75,947	3,228,507
ConocoPhillips	14,878	1,108,262
Enbridge, Inc.	27,904	1,168,062
		5,504,831

Financials – 8.8%
Bank of America Corp.	66,372	3,171,254
Fifth Third Bancorp	29,206	1,271,337
JPMorgan Chase & Co.	17,028	2,892,887
Marsh & McLennan Companies, Inc.	15,173	2,530,857
PNC Financial Services Group, Inc.	6,368	1,343,839
Truist Financial Corp.	18,511	1,174,893
		12,385,067

Healthcare – 3.9%
HCA Healthcare, Inc.	21,698	5,434,481

Industrials – 37.7%
Carrier Global Corp.	45,561	2,379,651
Caterpillar, Inc.	5,389	1,099,410
CSX Corp.	153,356	5,546,886

See Notes to the Financial Statements
9

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited) – Continued
October 31, 2021

	Shares	Value

Industrials – 37.7% – Continued
Cummins, Inc.	21,545	$5,167,353
Deere & Co.	14,575	4,989,168
Eaton Corporation PLC	15,679	2,583,272
Emerson Electric Co.	11,216	1,088,064
Ferguson PLC	17,411	2,632,717
Illinois Tool Works, Inc.	25,093	5,717,942
Norfolk Southern Corp.	10,658	3,123,327
Parker-Hannifin Corp.	7,818	2,318,741
Republic Services, Inc.	19,347	2,604,106
Stanley Black & Decker, Inc.	6,098	1,095,994
Trane Technologies	24,419	4,418,130
Union Pacific Corp.	23,994	5,792,152
Waste Management, Inc.	16,149	2,587,554
		53,144,467

Information Technology – 3.7%
Automatic Data Processing, Inc.	11,783	2,645,166
Paychex, Inc.	20,704	2,552,389
		5,197,555

Materials – 9.5%
Air Products and Chemicals, Inc.	4,435	1,329,657
Avery Dennison Corp.	12,079	2,629,840
Ball Corp.	12,175	1,113,769
PPG Industries, Inc.	16,420	2,636,559
Sherwin-Williams Co.	18,057	5,717,027
		13,426,852
Real Estate – 6.1%
Prologis, Inc.	38,588	5,593,716
Public Storage	3,221	1,069,952
Welltower Inc.	11,836	951,614
Weyerhaeuser Co.	29,369	1,049,061
		8,664,343

Total Securities Sold Short
(Proceeds $125,291,635)		$140,632,392

*	Non-income producing security.
ADR – American Depositary Receipt

See Notes to the Financial Statements
10

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2021

ASSETS:
Investments, at value
(cost $130,722,682)	$140,037,507
Cash(1)	5,513,111
Deposits at broker(1)	138,216,413
Receivable for capital shares sold	248,196
Dividends & interest receivable	11,505
Prepaid expenses	11,320
Total assets	284,038,052

LIABILITIES:
Securities sold short, at value (proceeds $125,291,635)	140,632,392
Dividends payable	114,876
Payable for investment securities purchased	1,781,858
Payable for capital shares redeemed	365,738
Payable to investment adviser	128,915
Payable for fund services fees	19,945
Accrued distribution & shareholder service fees	16,910
Accrued expenses	23,676
Total liabilities	143,084,310

NET ASSETS	$140,953,742

NET ASSETS CONSIST OF:
Paid-in capital	$156,346,281
Total accumulated loss	(15,392,539)
Net Assets	$140,953,742

	Investor	Institutional
	Class	Class
Net Assets	$3,795,645	$137,158,097
Shares issued and outstanding(2)	390,290	13,868,736
Net asset value, redemption price and offering price per share	$9.73	$9.89

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized with no par value.

See Notes to the Financial Statements
11

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2021

INVESTMENT INCOME:
Dividend income	$1,584,988
Less: Foreign taxes withheld	(114)
Interest income	2,393
Total investment income	1,587,267

EXPENSES:
Dividends on short positions	1,101,018
Investment adviser fees (See Note 4)	697,854
Broker interest expense on short positions	280,353
Fund services fees (See Note 4)	38,133
Federal & state registration fees	24,707
Audit fees	9,762
Trustee fees	8,223
Postage & printing fees	6,122
Legal fees	3,496
Other	1,652
Insurance expense	1,104
Distribution & shareholder service fees (See Note 5):
Investor Class	7,955
Institutional Class	88,136
Total expenses before recoupment	2,268,515
Fee recoupment (see Note 4)	25,039
Net expenses	2,293,554

NET INVESTMENT LOSS	(706,287)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	4,723,981
Securities sold short	(8,967,783)
Net change in unrealized appreciation/depreciation on:
Investments	(6,048,074)
Securities sold short	178,967
Net realized and unrealized loss on investments	(10,112,909)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,819,196)

See Notes to the Financial Statements
12

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2021	Year Ended
	(Unaudited)	April 30, 2021
OPERATIONS:
Net investment loss	$(706,287)	$(1,964,341)
Net realized gain (loss) on transactions from:
Investments	4,723,981	17,873,620
Securities sold short	(8,967,783)	(12,947,085)
Net change in unrealized appreciation/depreciation on:
Investments	(6,048,074)	10,173,594
Securities sold short	178,967	(16,414,651)
Net decrease in net assets resulting from operations	(10,819,196)	(3,278,863)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	816,777	2,735,752
Proceeds from reinvestment of distributions	—	174,927
Payments for shares redeemed	(527,939)	(6,177,869)
Increase (decrease) in net assets resulting
from Investor Class transactions	288,838	(3,267,190)
Institutional Class:
Proceeds from shares sold	43,218,360	82,141,980
Proceeds from reinvestment of distributions	—	3,540,704
Payments for shares redeemed	(13,538,045)	(16,265,866)
Increase in net assets resulting from Institutional Class transactions	29,680,315	69,416,818
Net increase in net assets resulting from capital share transactions	29,969,153	66,149,628

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(174,927)
Institutional Class	—	(5,332,539)
Total distributions to shareholders	—	(5,507,466)

TOTAL INCREASE IN NET ASSETS	19,149,957	57,363,299

NET ASSETS:
Beginning of period	121,803,785	64,440,486
End of period	$140,953,742	$121,803,785

See Notes to the Financial Statements
13

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	October 31, 2021	April 30,		April 30,	April 30,		April 30,	April 30,
	(Unaudited)	2021		2020	2019		2018	2017
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$10.50	$11.68		$10.68	$10.90		$11.26	$11.01

INVESTMENT OPERATIONS:
Net investment loss	(0.06)	(0.28)		(0.02)	(0.03	)(1)	(0.52)	(0.34)
Net realized and unrealized
gain (loss) on investments	(0.71)	(0.36	)(2)	1.17	0.55		0.65	0.86
Total from investment operations	(0.77)	(0.64)		1.15	0.52		0.13	0.52

LESS DISTRIBUTIONS:
Distributions from net realized gains	—	(0.54)		(0.15)	(0.74)		(0.49)	(0.27)
Total distributions	—	(0.54)		(0.15)	(0.74)		(0.49)	(0.27)

Net asset value, end of period	$9.73	$10.50		$11.68	$10.68		$10.90	$11.26

TOTAL RETURN(3)	(7.33)%	(5.49)%		10.91%	4.96%		1.29%	4.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$3.8	$3.8		$7.5	$2.6		$0.4	$1.3

Ratio of expenses to average net assets(4):
Before expense waiver/recoupment	3.52%	3.60%		3.71%	4.16%		3.07%	3.48%
After expense waiver/recoupment	3.54%	3.58%		3.59%	3.60%		2.84%	3.04%

Ratio of expenses excluding dividend
expense and broker interest/expense
to average net assets(4):
Before expense waiver/recoupment	1.53%	1.57%		1.67%	2.11%		1.78%	1.99%
After expense waiver/recoupment	1.55%	1.55%		1.55%	1.55%		1.55%	1.55%

Ratio of net investment loss
to average net assets(4):
Before expense waiver/recoupment	(1.25)%	(2.14)%		(0.53)%	(0.84)%		(1.43)%	(1.92)%
After expense waiver/recoupment	(1.27)%	(2.12)%		(0.41)%	(0.28)%		(1.20)%	(1.48)%

Portfolio turnover rate(3)	37%	154%		156%	123%		177%	93%

(1)	Per share amounts calculated using the average shares method.
(2)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements
14

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	October 31, 2021	April 30,		April 30,	April 30,		April 30,	April 30,
	(Unaudited)	2021		2020	2019		2018	2017
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$10.66	$11.82		$10.81	$10.99		$11.32	$11.02

INVESTMENT OPERATIONS:
Net investment loss	(0.04)	(0.17)		(0.01)	(0.00	)(1)(5)	(0.12)	(0.06)
Net realized and unrealized
gain (loss) on investments	(0.73)	(0.45	)(2)	1.19	0.56		0.28	0.63
Total from investment operations	(0.77)	(0.62)		1.18	0.56		0.16	0.57

LESS DISTRIBUTIONS:
Distributions from net investment income	—	—		(0.02)	—		—	—
Distributions from net realized gains	—	(0.54)		(0.15)	(0.74)		(0.49)	(0.27)
Total distributions	—	(0.54)		(0.17)	(0.74)		(0.49)	(0.27)

Net asset value, end of period	$9.89	$10.66		$11.82	$10.81		$10.99	$11.32

TOTAL RETURN(3)	(7.22)%	(5.33)%		11.10%	5.30%		1.56%	5.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$137.2	$118.0		$56.9	$29.5		$45.0	$52.3

Ratio of expenses to average net assets(4):
Before expense waiver/recoupment	3.24%	3.40%		3.39%	3.69%		2.73%	3.20%
After expense waiver/recoupment	3.28%	3.42%		3.33%	3.33%		2.56%	2.75%

Ratio of expenses excluding dividend
expense and broker interest/expense
to average net assets(4):
Before expense waiver/recoupment	1.26%	1.28%		1.36%	1.66%		1.47%	1.75%
After expense waiver/recoupment	1.30%	1.30%		1.30%	1.30%		1.30%	1.30%

Ratio of net investment loss
to average net assets(4):
Before expense waiver/recoupment	(1.00)%	(1.94)%		(0.21)%	(0.37)%		(1.09)%	(1.43)%
After expense waiver/recoupment	(0.96)%	(1.96)%		(0.15)%	(0.01)%		(0.92)%	(0.98)%

Portfolio turnover rate(3)	37%	154%		156%	123%		177%	93%

(1)	Per share amounts calculated using the average shares method.
(2)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Amount rounds to less than $(0.01).

See Notes to the Financial Statements
15

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited)
October 31, 2021

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Long-Short Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2015.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2021, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
16

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, the Fund segregates liquid securities at least equal to the fair value of the securities sold short (not including the proceeds from the short sales). Cash deposits by the Fund are presented as deposits at broker on the Statement of Assets and Liabilities and may exceed federally insured limits.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

17

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$121,294,217	$—	$—	$121,294,217
Short-Term Investment	18,743,290	—	—	18,743,290
Total Investments in Securities	$140,037,507	$—	$—	$140,037,507
Securities Sold Short
Common Stocks	$(140,632,392)	$—	$—	$(140,632,392)
Total Securities Sold Short	$(140,632,392)	$—	$—	$(140,632,392)

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund's average daily net assets.
18

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

The Fund's Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, dividends and interest on short positions, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.55% and 1.30% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.  For the period ended October 31, 2021, the Adviser recouped expenses of $25,039 relating to fees waived in prior years. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2021 – April 2022	$77,080
May 2022 – April 2023	$33,832
May 2023 – April 2024	$8,614

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2021, are disclosed in the Statement of Operations.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2021, the Investor Class incurred expenses of $4,972 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements
19

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2021, the Investor and Institutional Class incurred $2,983 and $88,136, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2021	April 30, 2021
Investor Class:
Shares sold	78,421	243,132
Shares issued to holders in reinvestment of distributions	—	16,227
Shares redeemed	(50,768)	(541,180)
Net increase (decrease) in Investor Class shares	27,653	(281,821)
Institutional Class:
Shares sold	4,094,920	7,388,067
Shares issued to holders in reinvestment of distributions	—	323,647
Shares redeemed	(1,294,262)	(1,459,687)
Net increase in Institutional Class shares	2,800,658	6,252,027
Net increase in shares outstanding	2,828,311	5,970,206

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and securities sold short, by the Fund for the period ended October 31, 2021, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$65,897,077	$42,693,964

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities and securities sold short held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2021, the Fund’s most recent fiscal year end, were as follows:

			Federal Income
			Tax Cost,
Aggregate Gross	Aggregate Gross		Net of Proceeds for
Appreciation	Depreciation	Net	Securities Sold Short
$15,999,549	$(24,393,891)	$(8,394,342)	$5,038,064
20

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2021, components of accumulated loss on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Depreciation	Loss
$—	$5,001,071	$(1,180,072)	$(8,394,342)	$(4,573,343)

As of April 30, 2021, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2021, the Fund deferred, on a tax basis, ordinary late year losses of $777,048 and post October capital losses of $403,024.

There were no distributions made by the Fund for the period ended October 31, 2021.

The tax character of distributions paid during the year ended April 30, 2021, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$2,746,078	$2,761,388	$5,507,466

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2021 and April 30, 2020.

9.  GENERAL RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2021, National Financial Services, LLC, for the benefit of its customers, owned 74.67% of the Fund.

11.  RECENT REGULATORY UPDATE

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which were effective January 19, 2021 and the Fund must comply with by January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or ‘fund-of-funds arrangements’. These regulatory changes may limit a Fund’s ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable.
21

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund's financial statements, if any.
22

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Liquidity Risk Management Discussion

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the Nuance Concentrated Value Long-Short Fund (the “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Nuance Investments, LLC (“Nuance Investments”) as the administrator of the Program (the “Program Administrator”). Personnel of Nuance Investments or its affiliates conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period December 1, 2019, through December 31, 2020 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, Nuance Investments manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, Nuance Investments provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage the Fund’s liquidity risk and the Fund’s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT.

The Fund qualified as a “highly liquid” fund as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4.

The Report noted that the Fund did not have redemptions in-kind during the Reporting Period. The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.
23

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited)
October 31, 2021

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.
24

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-CVLS

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.    Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    December 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    December 30, 2021

By (Signature and Title)*    /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    December 30, 2021

* Print the name and title of each signing officer under his or her signature.